Reinsurance and Retrocessional Reinsurance - Premiums Receivable on Paid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Premium Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	$ 11.8	$ 17.3
Change for provision of expected credit losses	4.0	(5.5)
Balance at the end of the year	$ 15.8	$ 11.8